Trade Receivables - Movement in allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in the allowance for doubtful accounts
Balance at beginning of the year	R$ (87,132)	R$ (63,434)	R$ (30,051)
Reversion / (Provision)	2,247	(26,610)	(34,684)
Receivables written off (reverted) during the period as uncollectible	377	2,912	1,301
Balance at end of year	R$ (85,262)	R$ (87,132)	R$ (63,434)